Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
10.31 Fidelity Series International Funds Series Combo PRO-03 | Fidelity® Series Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecom services, and utilities), using different Fidelity managers.